LINES OF CREDIT AND FHLB ADVANCES	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
LINES OF CREDIT AND FHLB ADVANCES

NOTE J - LINES OF CREDIT AND FHLB ADVANCES

At December 31, 2016, the Bank had available three unsecured federal funds lines of credit totaling $13,000,000 borrowing capacity on a short term basis. There were no borrowings outstanding against these credit lines at December 31, 2016 and $2,355,000 outstanding at December 31, 2015. These lines are subject to annual renewals and have varying interest rates. The Bank also has available with The Federal Home Loan Bank of Atlanta (“FHLB”), a line of credit equal to 25% of the Bank’s total assets. This credit line is secured by loans secured by real estate and FHLB stock. Rates and terms may be fixed or variable and are determined at the time advances on the credit line are made. At December 31, 2016 and December 31, 2015 the Bank had outstanding advances of $14,100,000 and $13,000,000 respectively. Pursuant to collateral agreements with the FHLB at December 31, 2016 advances are secured by loans with a carrying amount of approximately $84,601,000. Some advances have call features, which may be exercised on specific dates at the discretion of the FHLB.

At December 31, the scheduled maturities of advances from the FHLB are as follows:

		Dollars in thousands
Maturity Date	Interest Rates	December 31, 2016	December 31, 2015
1/21/2016	0.54%	$—	$2,000
1/29/2016	0.38%	—	3,000
7/29/2016	0.87%	—	1,000
11/19/2016	0.49%	—	5,000
2/21/2017	0.63%	2,100	—
3/29/2018	1.88%	2,000	2,000
2/22/2019	1.17%	10,000	—
	Total	$14,100	$13,000